EQUITY ACCOUNTED INVESTMENTS - Change in Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Associates And Joint Ventures [Line Items]
Balance at beginning of year	$ 2,154	$ 2,065
Additions	372	464
Dispositions	(29)	(354)
Share of net income (loss)	90	132	$ 165
Share of other comprehensive income (loss)	(13)	1
Distributions received	(206)	(172)
Foreign currency translation	(43)	18
Balance at end of year	$ 2,325	$ 2,154	$ 2,065